Income taxes - Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 109	$ 106	$ 138
Prior period tax positions:
Increases	2	0	0
Decreases	(2)	(5)	(11)
Current period tax positions	8	8	8
Settlements	0	0	(16)
Statute expiration	(8)	0	(13)
Ending balance	$ 109	$ 109	$ 106